Supplement to

CALVERT VARIABLE SERIES, INC. (“CVS”)

Calvert VP SRI Mid Cap Growth Portfolio

Calvert VP SRI Balanced Portfolio

Calvert VP SRI Equity Portfolio

Calvert VP Small Cap Growth

Calvert VP Income Portfolio

Calvert VP Money Market Portfolio

CALVERT VARIABLE PRODUCTS, INC. (“CVP”)

Calvert VP SRI Large Cap Value Portfolio

Calvert VP S&P 500 Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Calvert VP Nasdaq 100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP EAFE International Index Portfolio

Calvert VP Investment Grade Bond Index Portfolio (formerly named Calvert VP Barclays Capital Aggregate Bond Index Portfolio)

Calvert VP Inflation Protected Plus Portfolio

Calvert VP Natural Resources Portfolio

Statement of Additional Information dated April 30, 2013

Date of Supplement: September 19, 2013

The Calvert Variable Series, Inc. Board of Directors (the “Board”) has approved, effective as of September 11, 2013, (1) the removal of New Amsterdam Partners LLC (“New Amsterdam”) as an investment subadvisor for Calvert VP SRI Balanced Portfolio (the “Portfolio”) and (2) the assumption of responsibility by the current investment advisor, Calvert Investment Management, Inc., for the day-to-day management of the equity assets previously managed by New Amsterdam.  In addition, the Board has approved a reduction in the Portfolio’s investment advisory fee, effective December 1, 2013.

Please note the following changes to the Statement of Additional Information:

Supplement the section “Investment Advisor and Subadvisors” on page 42 as follows:

Effective December 1, 2013, under the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly, of 0.41% of the first $500 million of the Calvert VP SRI Balanced Portfolio's average daily net assets, 0.36% of the next $500 million of such assets, and 0.325% of all assets above $1 billion.

Under “Investment Advisor and Subadvisors — Subadvisors” on page 43, in the first paragraph, delete the reference to New Amsterdam as Subadvisor for Calvert VP SRI Balanced Portfolio.

Under the “Portfolio Manager Disclosure” section beginning on page 44, delete all references to New Amsterdam as Subadvisor for Calvert VP SRI Balanced Portfolio.

Under “Portfolio Manager Disclosure – Other Accounts Managed by Portfolio Managers of the Portfolios – SRI Balanced” on page 45, “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Portfolio and Other Accounts – SRI Balanced” on page 56, and “Portfolio Manager Disclosure – Compensation of Portfolio Managers of the Portfolios – SRI Balanced” on page 60, add the following above the heading “Calvert: Natalie A. Trunow”:

Asset and Portfolio Manager Allocations; Equity Investments